Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reserves and allowances	$ 55,049	$ 27,287
Inventory allowances	23,064	14,740
Property, plant and equipment	1,545	432
Operating lease right of use assets	29,777	24,092
Other assets	145,572	127,217
Carry-forward losses	38,660	47,504
Gross deferred tax assets	293,667	241,272
Valuation allowance	(47,036)	(77,913)
Deferred tax assets, net of valuation allowance	246,631	163,359
Intangible assets	(80,800)	(73,324)
Property, plant and equipment	(40,099)	(38,777)
Operating lease liabilities	(29,144)	(23,598)
Reserves and allowances	(30,454)	(6,783)
Deferred tax liabilities, gross	(180,497)	(142,482)
Net deferred tax assets	$ 66,134	$ 20,877